Schedule of Commercial Mortgage Loan Portfolio by Geographical Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	$ 853,073	$ 1,043,187
General allowance for loan loss	0	0
Total commercial mortgage loans	853,073	1,043,187
ALABAMA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	815	1,056
ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	36,110	20,009
CALIFORNIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	145,023	173,101
COLORADO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	61,191	57,293
FLORIDA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	54,630	103,869
GEORGIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	20,144	63,526
HAWAII
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	3,895	5,020
ILLINOIS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	86,832	87,957
IOWA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	538	791
KANSAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	9,200	9,200
KENTUCKY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value		6,538
MARYLAND
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value		19,851
MASSACHUSETTS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	29,836	53,605
MINNESOTA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	23,612	116,923
NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	80,396	80,768
NEW JERSEY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	20,773	34,101
NEW YORK
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	48,375	50,691
NORTH CAROLINA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	33,447	34,022
OHIO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	12,322	12,526
PENNSYLVANIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	50,351	1,007
SOUTH CAROLINA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	24,766	1,310
TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	109,735	100,066
UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value		7,823
VIRGINIA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	248	975
Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value		77
WISCONSIN
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Value	$ 834	$ 1,082